Pension and Other Employee Benefits	12 Months Ended
Dec. 31, 2024
Pension And Employee Benefits [Abstract]
Pension and Other Employee Benefits
25.
Pension and Other Employee Benefits

Pension

Defined Benefit Pension Plans

PLDT has defined benefit pension plans, operating under the legal name “The Board of Trustees for the account of the Beneficial Trust Fund created pursuant to the Benefit Plan of PLDT Co.” and covering all of our permanent and regular employees, in which case, benefits are computed based on R.A. 7641 (Retirement Pay Law) or the minimum mandated benefit by the law. For the purpose of complying with Revised IAS 19, Employee Benefits, pension benefit expense has been actuarially computed based on defined benefit plan.

PLDT and certain of its subsidiaries' actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2022 to December 31, 2024. Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs as at December 31, 2024 and 2023, and net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	17,964	15,883	22,298
Service costs	1,042	1,016	1,093
Interest costs on benefit obligation	1,043	1,065	1,173
Actuarial losses on obligations – experience	437	154	78
Actuarial losses (gains) on obligations – economic assumptions	(496)	2,303	(3,972)
Actual benefits paid/settlements	(2,744)	(2,848)	(102)
Curtailment and others	130	391	(4,685)
Present value of defined benefit obligations at end of the year	17,376	17,964	15,883
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	14,522	16,291	14,683
Actual contributions	3,201	4,507	6,359
Interest income on plan assets	1,019	1,138	983
Actual benefits paid/settlements	(2,820)	(2,510)	(5,313)
Return on plan assets (excluding amount included in net interest)	(1,937)	(4,904)	(421)
Fair value of plan assets at end of the year	13,985	14,522	16,291
Funded (unfunded) status – net	(3,391)	(3,442)	408
Accrued benefit costs	3,548	3,541	482
Prepaid benefit costs	157	99	890

	2024	2023	2022
Components of net periodic benefit costs:
Service costs	1,042	1,016	1,093
Interest costs - net	24	(73)	190
Curtailment/settlement losses and other adjustments	130	272	261
Net periodic benefit costs	1,196	1,215	1,544

Actual net loss on plan assets amounted to Php918 million and Php3,766 million for the years ended December 31, 2024 and 2023 and an actual net gain on plan assets amounted to Php562 million for the year ended December 31, 2022.

Based on the latest actuarial valuation, our expected contribution to the defined benefit plan in 2025 will amount to

Php4,448 million.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2024:

(in million pesos)
2025	229
2026	350
2027	372
2028	903
2029	834
2030 to 2034	11,947

The average duration of the defined benefit obligation at the end of the reporting period is 12.68 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in percentage)
Rate of increase in compensation	5.7	5.7	5.7
Discount rate	6.2	6.0	7.3

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2024 and 2023, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in percentage)	(in million pesos)
Discount rate	1	15,251
	(1)	(19,348)

Future salary increases	1	19,334
	(1)	(15,229)

PLDT’s Retirement Plan

The Board of Trustees, which manages the beneficial trust fund, is composed of: (i) a member of the Board of Directors of PLDT, who is not a beneficiary of the Plan; (ii) a member of the Board of Directors or a senior officer of PLDT, who is a beneficiary of the Plan; (iii) a senior member of the executive staff of PLDT; and (iv) two persons who are not executives nor employees of PLDT.

Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service. For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service. For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%. In the case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.

The Board of Trustees of the beneficial trust fund uses an investment approach with the objective of maximizing the long-term expected return of plan assets.

The majority of the Plan’s investment portfolio consists of listed and unlisted equity securities while the remaining portion consists of passive investments like temporary cash investments and fixed income investments.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement. To effectively manage liquidity risk, the Board of Trustees invests at least the equivalent amount of actuarially computed expected compulsory retirement benefit payments for the year to liquid/semi-liquid assets such as government securities, savings and time deposits with commercial banks.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE. In order to effectively manage price risk, the Board of Trustees continuously assesses these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	10,774	9,439
Shares of stock	1,983	2,017
Corporate bonds and loans receivable	303	2,287
Mutual funds	252	225
Government securities	4	10
Total noncurrent financial assets	13,316	13,978
Current Financial Assets
Cash and cash equivalents	409	399
Receivables	103	42
Total current financial assets	512	441
Total PLDT’s Plan Assets	13,828	14,419
Subsidiaries Plan Assets	157	103
Total Plan Assets of Defined Benefit Pension Plans	13,985	14,522

Investment in shares of stocks is valued using the latest bid price at the reporting date. Investments in corporate bonds, mutual funds and government securities are valued using the quoted market prices at reporting date.

Unquoted Equity Investments

As at December 31, 2024 and 2023, this account consists of:

	2024	2023	2024	2023
	(Percentage of Ownership)		(in million pesos)
MediaQuest	100	100	7,304	8,507
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100	100	722	672
BTFHI	100	100	2,748	260
			10,774	9,439

Investments in MediaQuest

MediaQuest was registered with the Philippine SEC on June 29, 1999 primarily to purchase, subscribe for or otherwise acquire and own, hold, use, manage, sell, assign, transfer, mortgage, pledge, exchange, or otherwise dispose of real and personal property or every kind and description, and to pay thereof in whole or in part, in cash or by exchanging, stocks, bonds and other evidences of indebtedness or securities of this any other corporation. Its investments include common shares of stocks of various communication, broadcasting and media entities.

Investments in MediaQuest are carried at fair value. The VIU calculations were derived from cash flow projections over a period of five years based on the 2024 financial budgets approved by MediaQuest’s Board of Directors and calculated terminal value. Other key assumptions used in the cash flow projections include revenue growth rate, direct costs and capital expenditures. The post-tax discount rates applied to cash flow projections range from 11.3% to 12.2%. Cash flows beyond the five-year period are determined using 0.0% to 4.8% growth rates.

The Board of Trustees of the PLDT Beneficial Trust Fund approved the issuance by MediaQuest of PDRs with underlying shares of stocks of Cignal TV held by MediaQuest through Satventures (Cignal TV PDRs) amounting to Php6 billion on May 8, 2012. On the same date, MediaQuest Board of Directors approved the investment in Cignal TV PDRs by ePLDT, which gave ePLDT a 40% economic interest in Cignal TV. In various dates in 2012, MediaQuest received a deposit for future PDRs subscription of Php6 billion from ePLDT.

The Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved an issuance of additional MediaQuest PDRs amounting to Php3.6 billion on January 25, 2013. The underlying shares of these additional PDRs are the shares of Satventures held by MediaQuest (Satventures PDRs), the holder of which will have a 40% economic interest in Satventures. Satventures is a wholly-owned subsidiary of MediaQuest and the investment vehicle for Cignal TV. From March to August 2013, MediaQuest received from ePLDT an amount aggregating to Php3.6 billion representing deposits for future PDRs subscription. The Satventures PDRs and Cignal TV PDRs were subsequently issued on September 27, 2013, providing ePLDT an effective 64% economic interest in Cignal TV. Also, on the same date, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php1.95 billion. The underlying shares of these additional PDRs are the shares of stocks of Hastings held by MediaQuest (Hastings PDRs). Hastings is a wholly-owned subsidiary of MediaQuest, which holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World. From June 2013 to October 2013, MediaQuest received from ePLDT an amount aggregating to Php1.95 billion representing deposits for future PDRs subscription.

ePLDT’s Board of Directors approved on February 19, 2014 an additional Php500 million investment in Hastings PDRs of which Php300 million was received by MediaQuest on March 11, 2014. As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014 on May 21, 2015. Subsequently, on May 30, 2015, the Board of Trustees of the PLDT Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs. This provided ePLDT with 70% economic interest in Hastings. In February 2018, ePLDT entered into a Deed of Assignment with the Board of Trustees of the PLDT Beneficial Trust Fund transferring the Hastings PDRs for Php1,664 million.

The Board of Trustees of the PLDT Beneficial Trust Fund approved additional investment in MediaQuest amounting to Php3,100 million and Php1,400 million to fund MediaQuest’s investment requirements in 2019 and 2020, respectively, which were fully drawn by MediaQuest during the same years. The full amounts were fully drawn by MediaQuest during 2019 and 2020.

In 2021 and 2022, the Board of Trustees of the PLDT Beneficial Trust Fund approved an additional investment in MediaQuest to fund its cash requirements amounting to Php2,000 million and Php1,000 million, respectively. Both investments were already fully drawn by MediaQuest in 2022.

Investment in TMBLA

TMBLA was incorporated for the primary purpose of accumulating the savings of its stockholders and lending funds to them for housing programs. The beneficial trust fund’s total investment into TMBLA amounted to Php119 million consisting of initial direct subscription in shares of stocks of TMBLA in the amount of Php20 million (net of unpaid subscription amounting to Php32 million) and subsequently via a Deed of Pledge amounting to Php99 million. The cumulative change in the fair market values of this investment amounted to Php603 million and Php553 million as at December 31, 2024 and 2023, respectively.

Investment in BTFHI

BTFHI was incorporated for the primary purpose of acquiring voting preferred shares in PLDT and while the owner, holder of possessor thereof, to exercise all the rights, powers, and privileges of ownership or any other interest therein.

BTFHI subscribed to a total of 150 million shares of Voting Preferred Stock of PLDT at a subscription price of Php1.00 per share for a total subscription price of Php150 million on October 26, 2012. Total cash dividend income amounted to
Php10 million for each of the years ended December 31, 2024, 2023 and 2022. Dividend receivables amounted to
Php2 million each as at December 31, 2024 and 2023.

On April 30, 2024, the Board of Trustees of PLDT Beneficial Trust Fund subscribed and paid an additional subscription into BTFHI amounting to Php2,480 million.

Shares of Stocks

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Common shares
PSE	1,093	1,134
PLDT	34	34
Others	496	489
Preferred shares	360	360
	1,983	2,017

Dividends earned on PLDT common shares amounted to Php3 million for each of the years ended December 31, 2024, 2023 and 2022.

Preferred shares represent 300 million unlisted preferred shares of PLDT at Php10 par value, net of subscription payable of Php2,640 million as at December 31, 2024 and 2023. These shares, which bear dividend of 13.5% per annum based on the paid-up subscription price, are cumulative, non-convertible and redeemable at par value at the option of PLDT. Dividends earned on this investment amounted to Php49 million each for the years ended December 31, 2024, 2023 and 2022.

Corporate Bonds and Loans Receivable

Investment in corporate bonds includes various long-term peso and dollar denominated bonds with maturities ranging from June 2024 to June 2030 and fixed interest rates from 4.38% to 6.80% per annum.

On various dates in 2023 and on January 24, 2024, the Board of Trustees of the PLDT Beneficial Trust Fund entered into 10-year loan agreements with TV5 Network Inc. with an aggregate amount of Php2,300 million (“TV5 Loans”). The total amount was fully drawn by TV5 Network Inc. on the respective loan agreement dates. The applicable interest rates for the loans shall be based on the average of the One Year PHP BVAL for the three consecutive business days immediately prior to and including the interest rate setting date plus a credit margin of 125 bps per annum. On April 30, 2024, the Board of Trustees of the PLDT Beneficial Trust Fund entered into an Assignment Agreement, transferring all of its rights, title and interests in and to the TV5 Loans, with BTF Properties, Inc. On the same date, TV5 settled the loan with BTF Properties, Inc. through dacion en pago for and in consideration of TV5’s real properties with an aggregate value of Php2,300 million.

Mutual Funds

Investment in mutual funds includes UITF, bond and equity funds, which aims to out-perform benchmarks in various indices as part of its investment strategy.

Government Securities

Investments in government securities include Retail Treasury Bonds and FXTN bearing interest rates ranging from 3.9% to 4.8% per annum. These securities are fully guaranteed by the government of the Republic of the Philippines.

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in percentage)
Investments in listed and unlisted equity securities	92	79
Temporary cash investments	3	3
Debt and fixed income securities	2	16
Mutual funds	2	2
Receivables and other assets	1	—
	100	100

Defined Contribution Plans

Smart’s and certain of its subsidiaries’ contributions to the plan are made based on the employees’ years of tenure and range from 5% to 10% of the employee’s monthly salary. Additionally, an employee has an option to make a personal contribution to the fund, at an amount not exceeding 10% of his monthly salary. The employer then provides an additional contribution to the fund ranging from 10% to 50% of the employee’s contribution based on the employee’s years of tenure. Although the plan has a defined contribution format, Smart and certain of its subsidiaries regularly monitor their compliance with Republic Act No. 7641. As at December 31, 2024 and 2023, Smart and certain of its subsidiaries were in compliance with the requirements of Republic Act No. 7641.

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2023 to December 31, 2024. Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Changes in the present value of defined contribution obligations:
Present value of defined contribution obligations at beginning of the year	2,800	2,777	3,264
Service costs	294	262	262
Interest costs on contribution obligation	174	210	156
Actuarial losses (gains) – economic assumptions	(1)	8	(20)
Actuarial losses (gains) – experience	254	(98)	(216)
Actual benefits paid/settlements	(89)	(344)	(396)
Curtailment and others	(197)	(15)	(273)
Present value of defined contribution obligations at end of the year	3,235	2,800	2,777
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,618	3,485	4,137
Actual contributions	243	248	299
Interest income on plan assets	223	261	213
Return on plan assets (excluding amount included in net interest)	56	(4)	(322)
Actual contribution paid/settlements	(87)	(372)	(842)
Fair value of plan assets at end of the year	4,053	3,618	3,485
Funded status – net	818	818	708
Prepaid contribution costs (Note 18)	818	818	708

	2024	2023	2022
Components of net periodic contribution costs:
Service costs	294	262	262
Interest costs - net	(49)	(51)	(57)
Net periodic contribution costs	245	211	205

Actual net income on plan assets amounted to Php318 million and Php257 million for the years ended December 31, 2024 and 2023, respectively and actual net loss on plan assets amounted to Php109 million for the year ended December 31, 2022.

Based on the latest actuarial valuation, Smart and certain of its subsidiaries expect to contribute the amount of approximately Php309 million to the plan in 2025.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2024:

(in million pesos)
2025	119
2026	187
2027	201
2028	275
2029	284
2030 to 2034	2,531

The average duration of the defined contribution obligation at the end of the reporting period is 10 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in percentage)
Rate of increase in compensation	5.0	5.0	5.0
Discount rate	6.3	7.3	7.3

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined contribution obligation as at December 31, 2024 and 2023, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in percentage)	(in million pesos)
Discount rate	1	32
	(1)	(32)

Future salary increases	(1)	(32)
	1	32

Smart’s Retirement Plan

The fund is being managed and invested by BPI Asset Management and Trust Corporation, as Trustee, pursuant to an amended trust agreement dated February 21, 2012.

The plan’s investment portfolio seeks to achieve regular income, long-term capital growth and consistent performance over its own portfolio benchmark. In order to attain this objective, the Trustee’s mandate is to invest in a diversified portfolio of bonds and equities, both domestic and international. The portfolio mix is kept at 71% and 29% for fixed income securities and equity securities, respectively.

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,655	2,471
International equities	854	723
Philippine foreign currency bonds	753	670
Domestic equities	738	613
International fixed income	295	259
Total noncurrent financial assets	5,295	4,736
Current Financial Assets
Cash and cash equivalents	284	217
Total current financial assets	284	217
Total plan assets	5,579	4,953
Less: Employee’s share, forfeitures and mandatory reserve account	1,526	1,335
Total Plan Assets of Defined Contribution Plans	4,053	3,618

Domestic Fixed Income

Investments in domestic fixed income include Philippine Peso denominated bonds, such as government securities and corporate debt securities, with fixed interest rates from 2.90% to 10.13% per annum.

International Equities

Investments in international equities include exchange traded funds in iSHARES Core MSCI World UCITS ETF USD and Invesco QQQ ETF USD.

Philippine Foreign Currency Bonds

Investments in Philippine foreign currency bonds include U.S. Dollar denominated fixed income instruments issued by the Philippine government and local corporations with fixed interest rates from 2.38% to 10.63% per annum.

Domestic Equities

Investments in domestic equities include direct equity investments in common shares listed in the PSE. These investments earn on stock price appreciation and dividend payments. This includes investment in PLDT shares with fair value of Php38 million and Php33 million as at December 31, 2024 and 2023, respectively.

International Fixed Income

Investments in international fixed income include iSHARES U.S. Treasury Bond ETF and PIMCO GIS Global Bond Fund.

Cash and Cash Equivalents

This pertains to the fund’s excess liquidity in Philippine Peso and U.S. Dollars including investments in time deposits, money market funds and other deposit products of banks with duration or tenor less than a year.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor. This considers the expected benefit cash flows to be matched with asset durations.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the Plan’s ability to meet its obligation to the employees upon retirement. To effectively manage liquidity risk, the Plan Trustees invest a portion of the fund in readily tradeable and liquid investments which can be sold at any given time to fund liquidity requirements.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE. In order to effectively manage price risk, the Plan Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in percentage)
Investments in debt and fixed income securities and others	71	73
Investments in listed and unlisted equity securities	29	27
	100	100

Other Long-term Employee Benefits

LTIP

The ECC approved on December 23, 2021 the LTIP covering the years 2022 to 2026, covering two cycles, based on the achievement of telco core income targets, with additional performance metrics on Customer Experience and Sustainability to impact the LTIP payout. Cycle 1 covers the performance period from 2022 to 2024. Payout will be based on the achievement of performance targets. Cycle 2 covers the performance period from 2025 and 2026 and is subject to the ECC’s further evaluation and approval of the final terms.

This long-term employee benefit liability was recognized and measured using the projected unit credit method and was amortized on a straight-line basis over the vesting period.

The expense accrued for the LTIP amounted to Php1,136 million, Php839 million and Php1,272 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The accrued incentive payable amounted to Php3,406 million and Php2,183 million as at December 31, 2024 and 2023, respectively. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating Pension Benefit Costs and Other Employee Benefits and Note 5 – Income and Expenses – Compensation and Employee Benefits.